Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

7.     Goodwill and Intangible Assets, Net

The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	March 31, 2021	December 31, 2020
Cell Therapy	$112,347	$112,347
Degenerative Disease	3,610	3,610
Biobanking	7,347	7,347
	$123,304	$123,304

Intangible Assets, Net

Intangible assets, net consisted of the following:

	March 31, 2021	December 31, 2020	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less: Accumulated amortization
Developed technology	(4,492)	(4,203)
Customer relationships	(971)	(906)
Trade names & trademarks	(178)	(165)
Reacquired rights	(2,013)	(1,840)
	(7,654)	(7,114)
Amortizable intangible assets, net	16,339	16,879

Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite
	$124,839	$125,379

Amortization expense for intangible assets was $541 and $1,030, for the three months ended March 31, 2021 and 2020, respectively.

8.     Goodwill and Intangible Assets, Net

During the third quarter of 2020, the Company experienced a triggering event resulting from changes to the Company’s segments which required the Company to perform a quantitative impairment test as of September 30, 2020. As a result of this impairment test, the Company determined that there was no impairment.

The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2018	$112,347	$7,374	$10,921	$130,642
Adjustment(1)	—	—	(3,574)	(3,574)
Balance at December 31, 2019	$112,347	$7,374	$7,347	$127,068
Disposal of UltraMIST (Note 3)	—	(3,764)	—	(3,764)
Impairment	—	—	—	—
Balance at December 31, 2020	$112,347	$3,610	$7,347	$123,304

(1)      An adjustment was recorded to reflect a purchase price adjustment related to the fair value of contingent consideration.

Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2020	December 31, 2019	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
Composite assets	—	17,550	9 – 10 years
	23,993	41,543
Less: Accumulated amortization
Developed technology	(4,203)	(3,030)
Customer relationships	(906)	(641)
Trade names & trademarks	(165)	(107)
Reacquired rights	(1,840)	(1,108)
Composite assets	—	(3,088)
	(7,114)	(7,974)
Amortizable intangible assets, net	16,879	33,569

Non-amortized intangible assets
Acquired IPR&D product rights	108,500	237,900	indefinite
	$125,379	$271,469

Amortization expense for intangible assets was $3,394 and $4,143, for the years ended December 31, 2020 and 2019, respectively.

Aggregate amortization expense for each of the five succeeding years related to intangible assets held as of December 31, 2020 is estimated as follows:

2021	$2,193
2022	2,193
2023	2,193
2024	1,784
2025	1,493

During the first quarter 2019, the Company determined it would no longer fund the development of PDA-002 which was obtained in the acquisition of Anthrogenesis. PDA-001 and PDA-002 are the same drug substance with different formulations. PDA-001 is formulated for intravenous administration while PDA-002 is administered locally by injection. During the year ended December 31, 2019, the Company decided to focus its funding on the intravenous administration of PDA-001 and halt the development of PDA-002. As a result, the Company recorded a $118,100 impairment charge to write-off the entire IPR&D intangible asset related to PDA-002.

During the third quarter of 2020, the Company experienced a triggering event as it discontinued development of PDA-001 for an indefinite period of time and opted to pursue an alternative clinical program. As of September 30, 2020, the Company determined PDA-001 did not have future cash flows as the Company did not intend to further develop and commercialize the asset. The triggering event required the Company to perform a quantitative impairment test as of September 30, 2020. As a result of this impairment test, the Company recorded a $129,400 impairment charge to write-off the entire IPR&D intangible asset related to PDA-001.